Refinancing (Details Textual) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Short-term Debt, Refinanced, Amount	$ 428
ABN And DVB [Member]
Short-term Debt, Refinanced, Amount	213
ABN And DVB [Member] | Future Acquisition [Member]
Short-term Debt, Refinanced, Amount	20
Nordea And SEB [Member]
Short-term Debt, Refinanced, Amount	151
CACIB [Member]
Short-term Debt, Refinanced, Amount	64
CACIB [Member] | Two Vessels [Member]
Short-term Debt, Refinanced, Amount	39
CACIB [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount	$ 25